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                          CASH EQUIVALENT FUND ("CEF")
                            SUPPLEMENT TO PROSPECTUS
                            DATED NOVEMBER 29, 1996

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                             TAX-EXEMPT CALIFORNIA
                          MONEY MARKET FUND ("TECMF")
                            SUPPLEMENT TO PROSPECTUS
                             DATED FEBRUARY 1, 1997

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                           CASH ACCOUNT TRUST ("CAT")
                            SUPPLEMENT TO PROSPECTUS
                              DATED AUGUST 1, 1996

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                              TAX-EXEMPT NEW YORK
                          MONEY MARKET FUND ("TNYMF")
                            SUPPLEMENT TO PROSPECTUS
                              DATED AUGUST 1, 1996

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                          INVESTORS CASH TRUST ("ICT")
                            SUPPLEMENT TO PROSPECTUS
                              DATED AUGUST 1, 1996

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PURCHASE OF SHARES
     Orders for shares accompanied by a check or other negotiable bank draft will be accepted and effected as of 3:00 p.m. Chicago time on the next business day following receipt and such shares will receive the dividend for the next calendar day following the day the purchase is effected. Shares purchased by wire transfer in the form of Federal funds will receive that day's dividend if effected at or prior to the 1:00 p.m. Chicago time net asset value ("NAV") determination for ICT and the Money Market and Government Securities Portfolios of CEF and CAT; and at or prior to the 11:00 a.m. Chicago time NAV determination for TECMF, TNYMF and the Tax-Exempt Portfolios of CEF and CAT; otherwise such shares will receive the dividend for the next calendar day if effected at 3:00 p.m. Chicago time.

DIVIDENDS AND TAXES
     Shareholders may elect to reinvest dividends at NAV into additional shares of a Fund. With respect to TECMF and TNYMF, effective May 1997, dividends are normally reinvested on the next to last business day of the month or at such time as a shareholder's entire account is redeemed, whichever occurs first. Dividends will be reinvested unless the shareholder elects to receive dividends in cash.

March 18, 1997
CPG-1  3/97                                      (LOGO)printed on recycled paper